Cash And Cash Equivalents - Reconciliation of Assets and Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		$ (25,890)	$ (25,094)
Cash Flows Inflows/ (Outflows)		(842)	(650)
Addition		(6)	(10,104)
Foreign exchange movement		18	60
Others		74	9,898
Liabilities arising from financing activities at end of period		(26,646)	(25,890)
Cash and cash equivalents at the end of the year		2,352	2,939
Receivables from government grant		52	47
Debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(2,013)	(2,338)
Cash Flows Inflows/ (Outflows)		(670)	264
Addition		(6)
Foreign exchange movement		10	51
Others		168	10
Liabilities arising from financing activities at end of period		(2,511)	(2,013)
Lease obligations
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(426)	(465)
Cash Flows Inflows/ (Outflows)		89	78
Addition		(18)	(52)
Foreign exchange movement		9	12
Others		1	1
Liabilities arising from financing activities at end of period		(345)	(426)
Loan from Shareholder
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		0	(10,681)
Cash Flows Inflows/ (Outflows)			568
Others			10,113
Liabilities arising from financing activities at end of period			0
Share capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(11)	(10)
Cash Flows Inflows/ (Outflows)			(1)
Liabilities arising from financing activities at end of period		(11)	(11)
Additional Paid-In Capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(23,487)	(11,708)
Cash Flows Inflows/ (Outflows)		(168)	(1,443)
Addition	$ 10,100
Addition			(10,113)
Others		(176)	(223)
Liabilities arising from financing activities at end of period		(23,831)	(23,487)
Restricted cash
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period		1	36
Cash Flows Inflows/ (Outflows)			(34)
Others			(1)
Assets arising from financing activities at end of period		1	1
Government grants receivable
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period		47	30
Cash Flows Inflows/ (Outflows)		(93)	(41)
Addition		18	60
Foreign exchange movement		(1)	(2)
Others		81
Assets arising from financing activities at end of period		52	47
Receivables from government grant		52	47
Other receivables
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period		(1)	42
Liabilities arising from financing activities at beginning of period		(1)
Cash Flows Inflows/ (Outflows)			(41)
Addition			1
Foreign exchange movement			(1)
Others			(2)
Assets arising from financing activities at end of period		$ (1)	(1)
Liabilities arising from financing activities at end of period			$ (1)